Share-Based Compensation (Summary Of Equity Incentive Plan Activity) (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options, Outstanding, beginning balance	3,004,841
Options, Granted	0
Options, Exercised	(104,837)
Options, Forfeited	(192,252)
Options, Outstanding, ending balance	2,707,752
Options, Exercisable	2,707,752
Options, Vested and Expected to Vest	2,707,752
Weighted average exercise price, Outstanding, beginning balance | $ / shares	$ 16.53
Weighted average exercise price, Exercised | $ / shares	12.25
Weighted average exercise price, Forfeited | $ / shares	17.93
Weighted average exercise price, Outstanding, ending balance | $ / shares	16.60
Weighted average exercise price, Exercisable | $ / shares	16.60
Weighted average exercise price, Vested and Expected to Vest | $ / shares	$ 16.60
Weighted average remaining contractual life, Outstanding	4 years 9 months 18 days
Weighted average remaining contractual life, Exercisable	4 years 9 months 18 days
Weighted average remaining contractual life, Vested and Expected to Vest	4 years 9 months 18 days
Aggregate intrinsic value, Outstanding | $	$ 1.4
Aggregate intrinsic value, Exercisable | $	1.4
Aggregate intrinsic value,Vested and Expected to Vest | $	$ 1.4